General Information, Statement of Compliance and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Disclosure of impact of IFRS 16 first application on the statement of financial position	The following tables detail the main impacts of IFRS 16 as of the date of first application.
Reconciliation between the Company’s operating leases commitments as of December 31, 2018 and the lease liability as of January 1, 2019

(in thousands of euros)
Operating lease commitments disclosed as at December 31, 2018	6,407
Rent reevaluated with the 2019 index (1)	294
2018 contracts not previously included in commitments	216
Discounting impact of lines above	(1,234)
Prepaid expenses related to IFRS 16 contracts as of December 31, 2018	(114)
Lease liabilities recognized as at January 1, 2019	5,569
Of which:
Current lease liabilities	741
Non-current lease liabilities	4,828
(1) As of January 1, 2019, the lease payments were updated to take into account the lease payment increase required under the lease agreements based on various indices. This amount corresponds to the impact of these indices application to the operating leases commitments disclosed as of December 31, 2018.
Impact of IFRS 16 first application on the statement of financial position (increase/(decrease)) at the date of initial application (January 1, 2019)

	As of December 31, 2018	IFRS 16 impacts	As of January 1, 2019
(in thousands of euros)	(As published)		(IFRS16 restated)
ASSETS
Total non-current assets	3,544	5,500	9,044
Of which Property, plant and equipment	2,884	5,500	8,384
Total current assets	42,651	(114)	42,537
Of which Other current assets	6,422	(114)	6,308
TOTAL ASSETS	46,195	5,386	51,581

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total shareholders’ equity	14,243	—	14,243
Total non-current liabilities	20,358	4,828	25,186
Of which Non-current financial liabilities	20,021	4,828	24,849
Total current liabilities	11,597	558	12,155
Of which Current financial liabilities	500	741	1,241
Of which Other current liabilities	4,533	(183)	4,350
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	46,195	5,386	51,581